Loans Payable Disclosure (Details) - USD ($)		12 Months Ended
	Nov. 11, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Jun. 16, 2022	Feb. 28, 2022	Sep. 18, 2020	Sep. 14, 2020	Aug. 10, 2020	Jul. 01, 2020	Jun. 16, 2020	Oct. 15, 2019
Interest expense		$ 1,315,077	$ 574,461
RB Capital Partners, convertible note, Oct 15, 2019
Loan percentage rate													10.00%
Amount of debt entered													$ 25,000
Convertible into shares of common, fixed price													$ 0.001
Principal amount of debt converted				$ 3,800
Converted common stock shares				3,800,000
Debt Conversion, Description			Company had committed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 3,000,000 shares at a later date
Payment of loan costs			$ 6,000
Loan payable principal		0
RB Capital Partners, convertible note, July 1, 2020
Loan percentage rate											10.00%
Amount of debt entered											$ 25,000
Convertible into shares of common, fixed price											$ 0.50
RB Capital Partners, convertible note, Aug 10, 2020
Loan percentage rate										10.00%
Amount of debt entered										$ 25,000
Convertible into shares of common, fixed price										$ 0.50
Debt Conversion, Description	RB Capital Partners, Inc. and the Company entered into an agreement whereas the Company agreed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 6,000,000 shares and pay the balance of these notes in the amount of $18,000. RB Capital Partners, Inc. agreed to release the Company of any remaining obligations on the remaining two notes of $25,000 each
Trillium Partners, loan payable, June 16, 2020
Loan percentage rate												10.00%
Amount of debt entered					$ 12,500							$ 12,500
Loan payable principal		0					$ 12,500
Accrued interest payable					1,928		2,068
Loan payable conversion fees							$ 2,800
Common stock converted for loans							21,710,613
Additional interest expense		31,024
Trillium Partners, loan payable, Sept 14, 2020
Loan percentage rate									10.00%
Amount of debt entered					12,250				$ 12,250
Loan payable principal		0					$ 12,250
Accrued interest payable					1,225		1,639
Loan payable conversion fees							$ 1,800
Common stock converted for loans							39,222,875
Additional interest expense		68,755
Trillium Partners, loan payable, Sept 18, 2020
Loan percentage rate								10.00%
Amount of debt entered					15,000			$ 15,000
Loan payable principal		0					$ 15,000
Accrued interest payable					1,927		3,520
Loan payable conversion fees							$ 1,400
Common stock converted for loans							37,400,688
Additional interest expense		61,445
Trillium Partners, loan payable, June 16, 2022
Loan percentage rate						3.00%
Amount of debt entered		100,000				$ 100,000
Accrued interest payable		4,340
Advance from Clear Finance Technology, Feb 10, 2021
Loan payable principal		0			200,930
Accrued interest payable					24,300
Loan debt assumed			227,517
Proceeds from loan		297,500	526,620
Payments on loan		498,430	577,507
Advance from Shopify, Feb 10, 2021
Loan payable principal		0			30,592
Accrued interest payable					10,000
Loan debt assumed			359,774
Proceeds from loan		196,100	133,202
Payments on loan		226,692	472,384
Loan assumed from Business Capital, Feb 10, 2021
Loan payable principal		0
Loan debt assumed			401,867
Payments on loan		401,867
Loan from Jonathan Foltz, Feb 10, 2021
Loan payable principal		81,534			82,136
Loan debt assumed			75,500
Proceeds from loan		90,150	31,636
Payments on loan		25,239	25,000
Loans from Nationwide, Feb 10, 2021
Loan payable principal		608,500			573,750
Accrued interest payable		77,718			58,030
Loan debt assumed			545,720
Payments on loan		150,000	30,000
Loan from Digital Age Biz, Feb 10, 2021
Loan payable principal		0			$ 42,487
Loan debt assumed			113,500
Payments on loan		2,000	$ 71,013
Loan from Amazon, July 2022
Loan payable principal		11,001
Accrued interest payable		2,532
Proceeds from loan		64,000
Payments on loan		55,531
Line of credit from Bluevine, August 2022
Loan payable principal		87,588
Proceeds from loan		200,000
Payments on loan		112,412
Merchant cash advance from Square Advance, Sept 2022
Loan payable principal		58,533
Proceeds from loan		118,750
Payments on loan		97,638
Payments to acquire loan receivables		174,875
Proceeds from sale of loan receivables		125,000
Loan debt cost fee		6,250
Interest expense		31,171
Advance from EAdvance Services, Nov 2022
Loan payable principal		124,933
Proceeds from loan		150,350
Payments on loan		43,659
Payments to acquire loan receivables		213,900
Proceeds from sale of loan receivables		155,000
Loan debt cost fee		4,650
Interest expense		$ 13,592